Accumulated other comprehensive income (loss) - Net Change of AOCL Components (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income (loss), net of taxes	$ (252,535)	$ (75,237)	$ 37,417
Unrealized net gains (losses) on translation of net investment in foreign operations
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net changes on investments transferred to held-to-maturity	0
Other comprehensive income (loss), net of taxes	(4,787)	152	(247)
Unrealized net gains (losses) on translation of net investment in foreign operations | Defined benefit pension plan
Accumulated Other Comprehensive Income (Loss) [Line Items]
OCI, before reclassifications, net of tax	885	203	(421)
Unrealized net gains (losses) on translation of net investment in foreign operations | Available-for-sale Securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
OCI, before reclassifications, net of tax	1,243	(40)	0
Foreign currency translation adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
OCI, before reclassifications, net of tax	(38,925)	(3,129)	9,991
Gains (losses) on net investment hedge
Accumulated Other Comprehensive Income (Loss) [Line Items]
OCI, before reclassifications, net of tax	34,138	3,281	(10,238)
Accumulated net investment gain (loss) | Held-to-maturity Securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net changes on investments transferred to held-to-maturity	(99,143)	0	0
Reclassifications, net of tax	7,840	151	665
Other comprehensive income (loss), net of taxes	(91,303)	151	665
Accumulated net investment gain (loss) | Available-for-sale Securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
OCI, before reclassifications, net of tax	(298,768)	(94,960)	62,191
Net changes on investments transferred to held-to-maturity	99,143	0	0
Reclassifications, net of tax	19	239	(1,220)
Other comprehensive income (loss), net of taxes	(198,363)	(94,761)	60,971
Employee benefit plans adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net changes on investments transferred to held-to-maturity	0
Employee benefit plans adjustments | Defined benefit pension plan
Accumulated Other Comprehensive Income (Loss) [Line Items]
OCI, before reclassifications, net of tax	0	(1,462)	456
Net changes on investments transferred to held-to-maturity	0
Reclassifications, net of tax	(907)	0	0
Other comprehensive income (loss), net of taxes	8,495	15,855	(5,943)
Employee benefit plans adjustments | Post-retirement healthcare plan
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net changes on investments transferred to held-to-maturity	0
Other comprehensive income (loss), net of taxes	33,423	3,366	(18,029)
Net actuarial gain (loss) | Defined benefit pension plan
Accumulated Other Comprehensive Income (Loss) [Line Items]
OCI, before reclassifications, net of tax	6,218	14,772	(8,363)
Reclassifications, net of tax	2,218	2,766	2,412
Net actuarial gain (loss) | Post-retirement healthcare plan
Accumulated Other Comprehensive Income (Loss) [Line Items]
OCI, before reclassifications, net of tax	31,455	1,163	(18,553)
Reclassifications, net of tax	1,444	1,679	0
Prior service credit (cost) arising during the year | Defined benefit pension plan
Accumulated Other Comprehensive Income (Loss) [Line Items]
OCI, before reclassifications, net of tax	0	(399)	(47)
Reclassifications, net of tax	81	(25)	20
Prior service credit (cost) arising during the year | Post-retirement healthcare plan
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reclassifications, net of tax	$ 524	$ 524	$ 524